Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings (Loss) Per Share
Summary of computation of basic and diluted income (loss) per share

The table below presents the computation of basic and diluted net income (loss) per share:

	Year Ended December 31,
	2021	2020	2019
Numerator:
Net income (loss)	$25,876	$11,156	$(36,919)
Net income attributable to the redeemable noncontrolling interest	936	820	273
Net income attributable to noncontrolling interests	228
Allocation of undistributed earnings to convertible preferred stock	24,712	10,336	—
Net income (loss) attributable to holders of Class A, Class B, and Class C common stock for basic net income (loss) per share	$—	$—	$(37,192)
Add: interest on Notes	1,317	—	—
Deduct: change in fair value of derivative liability	(26,745)	—	—
Reallocation of undistributed earnings to convertible preferred stock	24,712	—	—
Net income (loss) attributable to holders of Class A, Class B, and Class C common stock for diluted net income (loss) per share	$(716)	$—	$(37,192)
Denominator:
Weighted average common shares outstanding, basic	27,048	11,942	11,804
Impact of assumed conversion of Notes	953	—	—
Weighted average common shares outstanding, diluted	28,001	11,942	11,804

Net income (loss) per common share, basic	$0.00	$0.00	$(3.15)
Net income (loss) per common share, diluted	$(0.03)	$0.00	$(3.15)

Summary of shares excluded from the computation of diluted loss per share

The table below presents the details of securities that were excluded from the calculation of diluted net income (loss) per share as the effect would have been anti-dilutive:

	2021	2020	2019
Stock options	4,560	9,831	10,715
Restricted stock units	2,779	—	—
Warrants	9,876	—	—
Convertible preferred stock	—	94,360	94,360